Submission	Jul. 29, 2026
Submission [Line Items]
Central Index Key	0001937926
Registrant Name	Brookfield Asset Management Ltd.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES